UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM 10-D
ASSET-BACKED ISSUER
DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15 (d) OF
THE SECURITIES EXCHANGE ACT OF 1934
For the monthly distribution period from
July 1, 2007 to July 31, 2007
Commission File Number of issuing entity: 333-105077-08
Capital Auto Receivables Asset Trust 2007-1
(Exact name of issuing entity as specified in its charter)
Commission File Number of depositor: 333-105077
Capital Auto Receivables LLC
(Exact name of depositor as specified in its charter)
GMAC LLC
(Exact name of sponsor as specified in its charter)

DELAWARE (State or other jurisdiction of incorporation or organization of the issuing entity)	20-7364210 (I.R.S. Employer Identification No.)

200 Renaissance Center, P.O. Box 200 Detroit, Michigan (Address of principal executive offices of the issuing entity)	48265-2000 (Zip Code)
(313) 556-5000
(Telephone number, including area code)

Registered / reporting pursuant to (Check One)

Title of Class	Section 12(b)	Section 12(g)	Section 15(d)	Name of Exchange
(If Section 12(b))

Class A-2 Notes			X
Class A-3a Notes			X
Class A-3b Notes			X
Class A-4a Notes			X
Class A-4b Notes			X
Class B Notes			X
Class C Notes			X
Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes     X     No

PART I — DISTRIBUTION INFORMATION
Item 1. Distribution and Pool Performance Information
Distribution and pool performance information of the asset pool of the issuing entity is set forth in the attached monthly servicing report.
PART II — OTHER INFORMATION
Item 2. Legal Proceedings
GMAC LLC has been informed by The Bank of New York Trust Company, the indenture trustee, that on or about May 17, 2007, The Bank of New York was made aware by means of various press reports that a lawsuit was filed against The Bank of New York by a Russian Agency described as the Federal Customs Service. While The Bank of New York has not seen the complaint, based on its knowledge of the facts, The Bank of New York believes any such suit would be totally without merit, if not frivolous, and The Bank of New York would expect to defend itself.
Item 3. Sales of Securities and Use of Proceeds
None.
Item 4. Defaults Upon Senior Securities
None.
Item 5. Submission of Matters to a Vote of Security Holders
None.
Item 6. Significant Obligors of Pool Assets
None.
Item 7. Significant Enhancement Provider Information
None.
Item 8. Other Information
None.
Item 9. Exhibits

EXHIBIT NO.	DESCRIPTION

99	Monthly Servicing Report for the Period from July 1, 2007 to July 31, 2007

Signature
Pursuant to the requirements of the Securities Exchange Act of 1934, the Registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Capital Auto Receivables Asset Trust 2007-1 (Issuing Entity) by: GMAC LLC (Servicer, not in its individual capacity but solely as Servicer on behalf of the Issuing Entity)

/s/ Mark E. Newman
Mark E. Newman, Vice President and Chief Financial Officer of GMAC LLC North American Operations

Date: August 22, 2007

EXHIBIT INDEX

EXHIBIT NUMBER	DESCRIPTION

99	Monthly Servicing Report for the Period from July 1, 2007 to July 31, 2007

4